Stock Option Plans - Plan Information (Detail) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2015	Dec. 31, 2008
ESPP
Stock Option Plans
Number of stock options and stock purchase rights available for grant (in shares)				369,960		369,960
Number of Shares
Percentage of discount for employees under ESPP				15.00%		15.00%
Purchase price as a percentage of fair value under ESPP				85.00%		85.00%
Shares issued during the period under ESPP (in shares)						5,525
Stock Options
Number of Shares
Outstanding at end of period (in shares)			354,833	1,611,321		1,905,214	1,529,459	500,911
Exercised intrinsic value						$ 13	$ 160	$ 383
Options exercisable, intrinsic value						28
Options outstanding, intrinsic value						28
Fair value of options vested						$ 1,524	$ 858	$ 198
2008 Plan
Stock Option Plans
Number of stock options and stock purchase rights available for grant (in shares)	1,061,585	669,935	554,782							330,582
Increase in number of stock options and stock purchase rights available for grant (in shares)	391,650	115,153	224,200
Expiration period				10 years		10 years
Number of Shares
Outstanding at end of period (in shares)				462,934		706,656
Shares transferred from the 2008 long term incentive plan to the 2015 equity incentive plan (in shares)				316,932		88,510
2015 Plan
Stock Option Plans
Number of stock options and stock purchase rights available for grant (in shares)				4,535,263					1,671,800
Increase in number of stock options and stock purchase rights available for grant (in shares)				2,083,596	1,041,527
2008 Plan and 2015 Plan
Stock Option Plans
Number of stock options and stock purchase rights available for grant (in shares)				4,535,263		2,801,836